SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule of Costs of Retirement Plans [Table Text Block]
	For the fiscal year ended
	June 30,
	2014	2013

Allocated shares	116,028	97,352
Shares committed to be released	9,338	9,338
Unearned shares	140,987	159,663
Total ESOP shares	266,353	266,353

Fair value of unearned shares at end of period (dollars in thousands)	$1,212	$1,287

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of June 30, 2014, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2014	2013

Net income allocated to common shareholders, basic and diluted	$1,934	$2,916

	2014	2013
Basic
Weighted-average common shares outstanding	8,374,624	7,950,228

Diluted
Weighted-average common shares outstanding (diluted)	8,374,624	7,950,228

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2014 and 2013. The securities represented are only those classified as available-for sale.

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2014
Agency mortgage-backed: residential	$136	$—	$136	$—
FHLMC stock	111	—	111	—
	$247	$—	$247	$—

2013
Agency mortgage-backed: residential	$166	$—	$166	$—
FHLMC stock	39	—	39	—
	$205	$—	$205	$—

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2014 and 2013.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2014
Impaired loans
One- to four-family	$186	$-	$-	$186

Other real estate owned, net
One- to four-family	1,140	-	-	1,140
Land	15	-	-	15

2013
Impaired loans
One- to four-family	$213	$-	$-	$213

Other real estate owned, net
One- to four-family	633	-	-	633
Land	15	-	-	15

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2014 and 2013:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2014	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$186	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$1,140	Sales comparison approach	Adjustments for differences between comparable sales	-37.1% to 30.2% (1.1%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2013	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$213	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$633	Sales comparison approach	Adjustments for differences between comparable sales	0.5% to 18.6% (8.6%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2014 and June 30, 2013 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2014 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$11,511	$11,511			$11,511
Available-for-sale securities	247		$247		247
Held-to-maturity securities	9,018		9,195		9,195
Loans held for sale	—		—		—
Loans receivable - net	246,788			$253,780	253,780
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	891		891		891

Financial liabilities
Deposits	$213,142	$88,854	$124,390		$213,244
Federal Home Loan Bank advances	17,200		18,303		18,303
Advances by borrowers for taxes and insurance	616			$616	616
Accrued interest payable	32		32		32

The carrying amounts and estimated fair values of financial instruments at June 30, 2013, are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2013 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,540	$16,540			$16,540
Available-for-sale securities	205		$205		205
Held-to-maturity securities	12,232		12,354		12,354
Loans held for sale	196		196		196
Loans receivable - net	262,491			$266,354	266,354
Federal Home Loan Bank stock	7,732				n/a
Accrued interest receivable	919		919		919

Financial liabilities
Deposits	$230,981	$75,982	$155,537		$231,519
Federal Home Loan Bank advances	24,310		26,019		26,019
Advances by borrowers for taxes and insurance	562			$562	562
Accrued interest payable	36		36		36

Schedule of Related Party Transactions [Table Text Block]
Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013

Outstanding principal, beginning of year	$1,246	$797
Changes in composition of related parties	447	339
Principal disbursed during the year	—	232
Principal repaid and refinanced during the year	(428)	(122)
Outstanding principal, end of year	$1,265	$1,246